Annual Total Returns - Dow 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Dow 2x Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	7.58%
2012	15.63%
2013	60.23%
2014	15.57%
2015	(5.33%)
2016	29.12%
2017	56.71%
2018	(14.47%)
2019	46.38%
2020	1.17%